PREPAID AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID AND OTHER CURRENT ASSETS	PREPAID AND OTHER CURRENT ASSETS
Prepaid and other current assets consist of the following:

	December 31,
	2020	2019
Prepaid expenses	$862	$888
Deposits	30	261
Government authorities	85	226
Other current assets	197	207
Total	$1,174	$1,582